Condensed Statement of Comprehensive Income (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Condensed Statement of Income Captions [Line Items]
Net income	$ 117,997	¥ 811,297	¥ 762,923	¥ 643,829
Other comprehensive income, net of tax
Change in cumulative foreign currency translation adjustment	11,018	75,752	(33,876)	19,242
Fair value fluctuation of available-for-sale investment (Note 5)	(51)	(349)	250,425	(4,710)
Fair value fluctuation of available-for-sale investment of affiliates	(157)	(1,080)	2,281	1,709
Other comprehensive income	10,810	74,323	218,830	16,241
Comprehensive income	127,709	878,069	980,692	614,132
Parent Company
Condensed Statement of Income Captions [Line Items]
Net income	117,997	811,297	762,923	643,829
Other comprehensive income, net of tax
Change in cumulative foreign currency translation adjustment	11,031	75,839	(33,845)	19,324
Fair value fluctuation of available-for-sale investment (Note 5)	(51)	(349)	250,425	(4,710)
Fair value fluctuation of available-for-sale investment of affiliates	(157)	(1,080)	2,281	1,709
Other comprehensive income	10,823	74,410	218,861	16,323
Comprehensive income	$ 128,820	¥ 885,707	¥ 981,784	¥ 660,152